SHORT-TERM AND LONG-TERM DEBT (Movement) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Total debt principal, beginning period	$ 2,213,636
Drawdowns and capitalized interest	720,187	$ 255,350
Repayments and redemptions	(788,196)
Effects of foreign exchange	(14,928)
Total debt principal, ending period	2,130,699
Fixed Rate, Lease Debt Financing and NOK Bonds
Debt Instrument [Line Items]
Long term debt, beginning of the period	884,480
Drawdowns and capitalized interest	384,576
Repayments and redemptions	(191,258)
Effects of foreign exchange	(14,928)
Long term debt, end of period	1,062,870
U.S. Dollar Floating Rate Debt
Debt Instrument [Line Items]
Long term debt with floating interest rate, beginning of period	1,329,156
Drawdowns and capitalized interest	335,611
Repayments and redemptions	(596,938)
Effects of foreign exchange	0
Long term debt with floating interest rate, end of period	$ 1,067,829